UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Massachusetts
Municipal Income Fund

October 31, 2004

MFL-QTLY-1204

1.809072.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.0%
	Principal Amount	Value
Massachusetts - 97.2%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	$ 1,300,000	$ 1,454,739
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,407,325
Boston Gen. Oblig.:
Series 2004 A, 5% 1/1/15	5,340,000	5,942,939
5.75% 2/1/11	3,915,000	4,440,980
Boston Hsg. Dev. Corp. Mtg. Rev. Series A, 5.15% 7/1/08 (MBIA Insured)	185,000	187,387
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (MBIA Insured)	9,705,000	10,501,198
5% 8/1/17 (MBIA Insured)	7,990,000	8,606,508
5% 8/1/18 (MBIA Insured)	6,200,000	6,656,878
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	10,325,000	11,723,108
5.75% 11/1/13	1,975,000	2,254,581
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	2,045,000	2,176,391
Bridgewater & Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,607,440
5% 6/15/19 (FSA Insured)	1,535,000	1,670,694
Brockton Gen. Oblig. 5.1% 4/1/12 (MBIA Insured)	1,550,000	1,674,000
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,190,610
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,546,020
5% 5/15/19 (AMBAC Insured)	1,000,000	1,092,750
Foxborough Stadium Infrastructure Impt.:
5.75% 6/1/25	11,695,000	12,961,101
6% 6/1/15	2,545,000	2,949,910
6% 6/1/16	3,015,000	3,491,340
6% 6/1/17	3,195,000	3,696,200
6% 6/1/18	3,390,000	3,918,026
6% 6/1/19	3,590,000	4,151,153
6% 6/1/20	3,785,000	4,378,753
Freetown Lakeville Reg'l. School District 5% 1/1/21 (MBIA Insured)	2,265,000	2,425,362
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,096,140
Ipswich Gen. Oblig.:
5.5% 11/15/18 (FGIC Insured)	2,460,000	2,753,601
5.75% 11/15/14 (FGIC Insured)	1,100,000	1,261,766
Lawrence Gen. Oblig. 5.5% 2/1/15 (AMBAC Insured)	1,000,000	1,122,530
Littleton Gen. Oblig. 5% 1/15/19 (FGIC Insured)	1,380,000	1,504,076
Lowell Hsg. Dev. Corp. Multi-family Rev. Series A, 7.875% 11/1/24	4,990,000	5,080,668
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Lynn Gen. Oblig.:
5.375% 8/15/14 (FGIC Insured)	$ 2,120,000	$ 2,384,470
5.375% 8/15/15 (FGIC Insured)	2,235,000	2,487,935
5.375% 8/15/16 (FGIC Insured)	2,345,000	2,608,883
Lynn Wtr. & Swr. Commission Gen. Rev. Series 1997 A:
5% 12/1/14 (FSA Insured)	1,375,000	1,461,103
5.125% 12/1/17 (FSA Insured)	1,290,000	1,376,649
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,647,063
5% 8/15/20	1,465,000	1,589,379
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (FGIC Insured)	3,000,000	3,836,850
Series 1997 D, 5% 3/1/27	23,155,000	23,672,283
Series 2000 A, 5.25% 7/1/30	84,095,000	89,132,281
Series A:
5% 3/1/23 (FGIC Insured)	650,000	668,447
5.25% 7/1/16	6,000,000	6,773,100
5.375% 3/1/19	5,000,000	5,253,650
5.5% 3/1/12	4,350,000	4,898,622
5.75% 7/1/15	85,000	97,024
5.75% 7/1/18	330,000	375,395
5.75% 3/1/26	5,500,000	6,042,465
7% 3/1/21	1,500,000	1,910,340
Series B:
5% 3/1/28	9,860,000	9,994,983
5.375% 3/1/25 (AMBAC Insured)	13,060,000	13,267,523
6.2% 3/1/16	27,525,000	32,998,346
Series C, 5% 3/1/24	17,950,000	18,431,240
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series C, 5.25% 7/1/19	4,430,000	5,097,955
Sr. Series A, 5.5% 7/1/30	2,675,000	2,865,968
Sr. Series C:
5.25% 7/1/21	4,000,000	4,577,560
5.25% 7/1/23	3,950,000	4,477,681
Massachusetts College Bldg. Auth. Proj. Rev.:
Series 1, 5.125% 5/1/19 (Escrowed to Maturity) (d)	1,000,000	1,073,050
Series A:
0% 5/1/22 (Escrowed to Maturity) (d)	2,250,000	1,012,613
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	1,841,936
5% 5/1/18 (MBIA Insured)	2,270,000	2,478,795
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,337,239
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,269,154
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts College Bldg. Auth. Proj. Rev.: - continued
Series A: - continued
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	$ 1,295,000	$ 1,448,561
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,964,723
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,160,242
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,869,725
Series B:
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,261,370
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,112,730
Massachusetts Dev. Fin. Agcy. Rev.:
(Mount Holyoke College Proj.):
5.125% 7/1/21	5,715,000	6,132,081
5.25% 7/1/31	11,785,000	12,363,290
5.5% 7/1/14	750,000	845,063
5.5% 7/1/15	910,000	1,022,449
5.5% 7/1/16	590,000	661,036
(Regis College Proj.):
5.25% 10/1/18	2,240,000	1,993,622
5.5% 10/1/28	5,660,000	4,805,736
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (b)(c)	10,250,000	11,017,520
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A:
Issue E:
4.3% 7/1/06 (AMBAC Insured) (c)	2,330,000	2,380,934
4.4% 7/1/07 (AMBAC Insured) (c)	3,655,000	3,772,508
4.55% 7/1/09 (AMBAC Insured) (c)	1,165,000	1,209,072
4.65% 7/1/10 (AMBAC Insured) (c)	2,765,000	2,880,107
4.75% 7/1/11 (AMBAC Insured) (c)	2,335,000	2,433,233
4.8% 7/1/12 (AMBAC Insured) (c)	1,230,000	1,288,511
4.95% 7/1/14 (AMBAC Insured) (c)	2,330,000	2,414,556
5% 7/1/15 (AMBAC Insured) (c)	1,100,000	1,137,444
Issue G:
4.4% 12/1/04 (MBIA Insured) (c)	1,745,000	1,747,722
5% 12/1/11 (MBIA Insured) (c)	2,255,000	2,345,583
5.45% 12/1/06 (MBIA Insured) (c)	4,975,000	5,136,339
Series B Issue E, 5.75% 7/1/07 (AMBAC Insured) (c)	2,005,000	2,063,546
Series C Issue G, 4.9% 12/1/11 (AMBAC Insured) (c)	2,840,000	2,959,394
Massachusetts Fed. Hwy.:
Series 1998 A:
0% 6/15/15	1,455,000	946,798
5.25% 12/15/11	5,000,000	5,509,300
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Fed. Hwy.: - continued
Series 1998 A: - continued
5.25% 6/15/12	$ 7,000,000	$ 7,713,020
5.5% 6/15/14	8,275,000	9,197,828
Series 1998 B, 5.125% 6/15/15 (MBIA Insured)	5,820,000	6,384,773
Series 2000 A:
5.75% 6/15/09	10,900,000	12,249,311
5.75% 6/15/11	13,660,000	15,547,266
5.75% 12/15/11	9,510,000	10,823,902
5.75% 6/15/12	5,000,000	5,637,500
5.75% 6/15/13	8,000,000	9,086,240
5.75% 12/15/14	5,000,000	5,675,950
Massachusetts Gen. Oblig.:
Series 1992 D:
6% 5/1/08	1,835,000	2,056,466
6% 5/1/08 (Escrowed to Maturity) (d)	685,000	752,301
Series 2000 C, 5.5% 10/1/22 (Pre-Refunded to 10/1/10 @ 100) (d)	1,720,000	1,952,286
Series 2001 A, 5% 1/1/21 (FSA Insured)	21,955,000	23,114,883
Series 2001 D:
5.5% 11/1/18	2,000,000	2,330,680
5.5% 11/1/20	1,000,000	1,161,800
Series 2002 B, 5.5% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (d)	2,650,000	3,037,748
Series 2002 D:
5.375% 8/1/20 (Pre-Refunded to 8/1/12 @ 100) (d)	3,675,000	4,208,426
5.375% 8/1/21 (Pre-Refunded to 8/1/12 @ 100) (d)	10,000,000	11,451,500
6% 5/1/08 (Escrowed to Maturity) (d)	2,320,000	2,615,800
Series 2003 D, 5.5% 10/1/19 (AMBAC Insured)	5,000,000	5,866,800
Series 2004 A, 5.25% 8/1/20 (FSA Insured)	5,000,000	5,718,400
Series 2004 D:
5% 12/1/23 (FSA Insured) (a)	24,060,000	25,617,885
6% 5/1/08 (Escrowed to Maturity) (d)	250,000	280,530
Series A, 5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (d)	5,000,000	5,588,200
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	5,010,000	5,657,793
Series D:
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (d)	3,800,000	4,308,326
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series D: - continued
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (d)	$ 4,790,000	$ 5,485,269
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (d)	210,000	242,815
5.5% 10/1/18	6,000,000	6,973,320
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	5,000,000	5,650,350
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Med. Ctr. Proj.):
Series E, 6% 7/1/06 (FSA Insured)	1,425,000	1,513,763
Series F:
5.75% 7/1/17	1,305,000	1,414,163
5.75% 7/1/18	1,300,000	1,393,028
5.75% 7/1/19	1,455,000	1,548,484
5.75% 7/1/20	500,000	529,160
5.75% 7/1/33	3,000,000	3,147,510
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	13,105,000	13,270,385
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)	2,780,000	3,027,420
5.25% 10/1/16 (MBIA Insured)	1,400,000	1,523,522
(Emerson Hosp. Proj.) Series D, 5.7% 8/15/12 (FSA Insured)	9,475,000	9,790,897
(Harvard Univ. Proj.):
Series FF, 5.125% 7/15/37	34,125,000	35,567,805
Series P, 5.625% 11/1/28	1,500,000	1,573,185
(Lahey Clinic Med. Ctr. Proj.) Series B, 5.25% 7/1/10 (MBIA Insured)	14,120,000	14,310,902
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/08 (American Cap. Access Corp. Insured)	2,000,000	2,157,000
5.25% 7/1/09 (American Cap. Access Corp. Insured)	2,540,000	2,706,522
5.25% 7/1/10 (American Cap. Access Corp. Insured)	2,000,000	2,132,540
5.25% 7/1/11 (American Cap. Access Corp. Insured)	3,025,000	3,200,874
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	14,600,000	16,689,552
(Massachusetts Institute of Technology Proj.):
Series K, 5.375% 7/1/17	6,805,000	7,955,181
Series L:
5% 7/1/18	4,300,000	4,855,087
5.25% 7/1/33	14,000,000	15,542,240
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Med. Academic & Scientific Proj.) Series A:
6.25% 1/1/05	$ 1,160,000	$ 1,166,345
6.625% 1/1/15	5,650,000	5,787,013
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	1,000,000	1,025,060
(Newton-Wellesley Hosp. Proj.) Series G:
6% 7/1/12 (MBIA Insured)	4,070,000	4,494,949
6.125% 7/1/15 (MBIA Insured)	4,500,000	4,984,200
(Northeastern Univ. Proj.) Series 1998 G, 5% 10/1/28 (MBIA Insured)	6,500,000	6,645,080
(Partners Health Care Sys., Inc. Proj.)
Series 1997 A:
5.1% 7/1/10 (MBIA Insured)	2,510,000	2,678,270
5.125% 7/1/11 (MBIA Insured)	3,885,000	4,142,731
5.375% 7/1/24 (MBIA Insured)	7,600,000	8,081,536
Series E:
5% 7/1/17	1,255,000	1,350,179
5% 7/1/19	1,390,000	1,469,258
(South Shore Hosp. Proj.) Series F:
5% 7/1/07	1,915,000	2,006,671
5.125% 7/1/08	2,000,000	2,125,520
5.25% 7/1/09	2,120,000	2,275,523
5.5% 7/1/12	2,165,000	2,336,208
5.625% 7/1/19	1,000,000	1,042,060
5.75% 7/1/29	4,350,000	4,501,946
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	5,000,000	5,374,850
(Univ. of Massachusetts Proj.) Series A:
5.5% 10/1/16 (FGIC Insured)	3,065,000	3,449,290
5.875% 10/1/29 (FGIC Insured)	10,015,000	11,252,453
6% 10/1/15 (FGIC Insured)	1,000,000	1,163,770
(Univ. of Massachusetts-Worcester Campus Proj.) Series B, 5.25% 10/1/15 (FGIC Insured)	1,000,000	1,104,680
(Wellesley College Proj.):
5% 7/1/19	1,975,000	2,139,873
5% 7/1/20	2,075,000	2,230,791
(Williams College Issue Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,080,455
Series F, 5.75% 7/1/19	3,000,000	3,201,090
Series G, 5.5% 7/1/14	3,665,000	4,094,758
6.55% 6/23/22 (AMBAC Insured)	18,400,000	20,568,440
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 29, 6.75% 6/1/26 (MBIA Insured) (c)	$ 765,000	$ 781,011
Series 40:
6.6% 12/1/24 (c)	5,690,000	5,838,680
6.65% 12/1/27 (c)	1,700,000	1,744,795
Series A, 6% 12/1/13 (MBIA Insured)	4,830,000	4,980,261
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series A, 5.75% 2/1/14	9,900,000	10,105,623
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.):
Series 1992 A:
4.8% 12/1/04	3,660,000	3,662,269
4.95% 12/1/06	1,950,000	2,004,639
Series 1998 A, 5.2% 12/1/08 (c)	1,300,000	1,339,546
Massachusetts Indl. Fin. Agcy. Rev.:
(Babson College Proj.) Series A, 5.6% 10/1/06 (MBIA Insured)	265,000	278,820
(Lesley College Proj.) Series A, 6.3% 7/1/15 (AMBAC Insured)	2,525,000	2,646,579
(Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/07	25,000,000	23,251,250
0% 8/1/08	15,000,000	13,486,950
(Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,815,788
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear Mix #1 Proj.) Series A:
5% 7/1/08 (MBIA Insured)	8,330,000	9,066,205
5.25% 7/1/12 (MBIA Insured)	8,000,000	8,951,840
(Nuclear Mix #4 Proj.) Series A:
5% 7/1/08 (MBIA Insured)	8,415,000	9,158,718
5.25% 7/1/12 (MBIA Insured)	8,510,000	9,522,520
(Nuclear Mix #5 Proj.) Series A, 5% 7/1/08 (MBIA Insured)	4,175,000	4,543,987
(Stony Brook Intermediate Proj.) Series A, 5% 7/1/08 (MBIA Insured)	4,225,000	4,598,406
Massachusetts Port Auth. Rev.:
(Spl. Facilities-US Air Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (c)	2,030,000	2,148,593
Series 1998 A:
5% 7/1/23 (FSA Insured)	8,750,000	9,014,775
5.5% 7/1/17 (FSA Insured)	2,105,000	2,252,666
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 1998 B:
5% 7/1/10 (FSA Insured) (c)	$ 2,275,000	$ 2,427,425
5% 7/1/15 (FSA Insured) (c)	3,310,000	3,470,932
Series 1999 C, 5.75% 7/1/29 (FSA Insured)	5,000,000	5,512,400
Series A:
5% 7/1/18 (MBIA Insured)	2,000,000	2,174,660
5% 7/1/19 (MBIA Insured)	6,915,000	7,460,524
5% 7/1/20 (MBIA Insured)	2,505,000	2,674,113
5% 7/1/21 (MBIA Insured)	3,000,000	3,171,060
5% 7/1/22 (MBIA Insured)	2,000,000	2,090,360
5.125% 7/1/16 (FSA Insured)	3,000,000	3,213,540
5.125% 7/1/17 (FSA Insured)	3,000,000	3,200,220
Series B:
5.5% 7/1/10 (FSA Insured) (c)	11,470,000	12,693,276
5.5% 7/1/11 (FSA Insured) (c)	5,500,000	6,068,920
5.5% 7/1/12 (FSA Insured) (c)	4,000,000	4,408,280
5.625% 7/1/12 (Escrowed to Maturity) (d)	1,425,000	1,593,407
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (c)	7,395,000	8,047,905
5.5% 1/1/13 (AMBAC Insured) (c)	7,000,000	7,582,120
5.5% 1/1/14 (AMBAC Insured) (c)	6,040,000	6,504,597
5.5% 1/1/15 (AMBAC Insured) (c)	5,000,000	5,364,900
5.5% 1/1/16 (AMBAC Insured) (c)	5,000,000	5,342,450
5.5% 1/1/17 (AMBAC Insured) (c)	6,470,000	6,880,586
5.5% 1/1/18 (AMBAC Insured) (c)	6,000,000	6,367,260
5.5% 1/1/19 (AMBAC Insured) (c)	5,000,000	5,296,650
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
5.25% 1/1/19 (FGIC Insured)	3,500,000	4,030,635
5.75% 1/1/32 (FGIC Insured)	21,500,000	24,316,500
Massachusetts Spl. Oblig. Rev. Series A:
5.375% 6/1/18 (FGIC Insured)	2,000,000	2,224,040
5.5% 6/1/15 (FGIC Insured)	11,070,000	12,913,709
5.5% 6/1/16 (FGIC Insured)	2,520,000	2,951,172
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (MBIA Insured)	3,575,000	3,785,746
Series 1999 A:
5% 1/1/39 (AMBAC Insured)	6,925,000	7,013,294
5.25% 1/1/29 (AMBAC Insured)	45,615,000	47,910,803
Sr. Series A:
0% 1/1/25 (MBIA Insured)	5,110,000	1,919,163
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.: - continued
Sr. Series A: - continued
0% 1/1/28 (MBIA Insured)	$ 5,130,000	$ 1,580,707
0% 1/1/29 (MBIA Insured)	33,165,000	9,530,294
5% 1/1/37 (MBIA Insured)	34,480,000	34,860,659
5.125% 1/1/23 (MBIA Insured)	3,460,000	3,583,176
Sr. Series C:
0% 1/1/16 (MBIA Insured)	3,000,000	1,907,610
0% 1/1/17 (MBIA Insured)	7,690,000	4,651,297
0% 1/1/18 (MBIA Insured)	2,025,000	1,154,250
0% 1/1/19 (MBIA Insured)	13,815,000	7,462,449
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	32,260,000	32,422,913
Massachusetts Wtr. Poll. Abatement Trust (Pool Prog.):
Series 2004 A:
5.25% 2/1/16	6,110,000	6,972,793
5.25% 2/1/17	6,435,000	7,353,725
5.25% 2/1/18	6,210,000	7,083,437
5.25% 2/1/22	1,170,000	1,325,856
5.25% 8/1/22	6,525,000	7,376,252
5.25% 2/1/23	1,390,000	1,569,074
5.25% 2/1/24	1,170,000	1,312,951
5.25% 8/1/24	3,780,000	4,254,995
Series 3:
5.4% 2/1/10	300,000	323,139
5.5% 2/1/13	815,000	878,692
Series 4, 5.125% 8/1/14	70,000	76,427
Series 5:
5.25% 8/1/15	75,000	82,790
5.25% 8/1/15 (Pre-Refunded to 8/1/09 @ 101) (d)	2,925,000	3,303,027
Series 6:
5.25% 8/1/19	30,000	33,265
5.25% 8/1/19 (Pre-Refunded to 8/1/10 @ 101) (d)	1,970,000	2,236,679
5.5% 8/1/30	17,580,000	19,000,640
5.625% 8/1/14	115,000	129,690
5.625% 8/1/15	25,000	28,101
5.625% 8/1/15 (Pre-Refunded to 8/1/10 @ 101) (d)	975,000	1,126,232
5.625% 8/1/16	485,000	545,867
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust (Pool Prog.): - continued
Series 7:
5.25% 2/1/16	$ 4,495,000	$ 4,918,474
5.25% 2/1/16 (Pre-Refunded to 8/1/11 @ 100) (d)	3,590,000	4,054,008
5.25% 2/1/17	2,795,000	3,044,342
5.25% 2/1/17 (Pre-Refunded to 8/1/11 @ 100) (d)	2,205,000	2,489,996
Series 8:
5% 8/1/17	110,000	119,719
5% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (d)	5,540,000	6,202,861
5% 8/1/20	105,000	112,302
5% 8/1/20 (Pre-Refunded to 8/1/12 @ 100) (d)	5,395,000	6,040,512
Series 9, 5.25% 8/1/33	3,075,000	3,249,814
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A:
5% 8/1/15	50,000	51,113
5% 8/1/15 (Escrowed to Maturity) (d)	950,000	1,076,654
5.25% 8/1/12	565,000	617,048
5.25% 8/1/13	330,000	358,558
5.45% 2/1/13	140,000	141,410
5.45% 2/1/13 (Escrowed to Maturity) (d)	1,960,000	2,232,852
Massachusetts Wtr. Resources Auth.:
Series A:
5.75% 8/1/30 (FGIC Insured)	20,500,000	22,942,985
5.75% 8/1/39 (FGIC Insured)	20,750,000	23,211,365
6.5% 7/15/19	21,960,000	27,219,200
Series B:
5.125% 8/1/27 (MBIA Insured)	6,945,000	7,253,844
5.5% 8/1/15 (FSA Insured)	1,500,000	1,737,060
5.5% 8/1/16 (FSA Insured)	1,425,000	1,671,611
Series D, 5% 8/1/24 (MBIA Insured)	1,510,000	1,570,143
Series J:
5% 8/1/42	7,685,000	7,818,027
5.5% 8/1/20 (FSA Insured)	1,000,000	1,177,820
Maynard Gen. Oblig.:
5.5% 2/1/17 (MBIA Insured)	1,030,000	1,176,445
5.5% 2/1/20 (MBIA Insured)	1,025,000	1,169,945
5.5% 2/1/23 (MBIA Insured)	1,000,000	1,111,850
Mendon Upton Reg'l. School District 5.25% 6/1/11 (FGIC Insured)	1,435,000	1,563,605
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Methuen Gen. Oblig. 5% 11/1/16 (FGIC Insured)	$ 1,000,000	$ 1,059,510
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,358,076
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,610,343
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,114,660
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,264,396
Nantucket Gen. Oblig. 5% 7/15/17 (MBIA Insured)	5,000,000	5,358,750
North Attleborough Gen. Oblig. 5% 7/15/16 (FGIC Insured)	1,615,000	1,801,032
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,388,597
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,127,220
Pittsfield Gen. Oblig.:
5% 4/15/19 (MBIA Insured)	1,140,000	1,242,953
5.5% 4/15/17 (MBIA Insured)	1,930,000	2,189,585
Randolph Gen. Oblig. 5.5% 4/1/20 (FGIC Insured)	1,600,000	1,776,912
Reading Gen. Oblig.:
5% 3/15/20 (MBIA Insured)	2,100,000	2,258,298
5% 3/15/21 (MBIA Insured)	2,190,000	2,339,183
Route 3 North Trans. Impt. Assoc. Lease Rev.:
5.75% 6/15/11 (MBIA Insured)	4,365,000	4,958,684
5.75% 6/15/12 (MBIA Insured)	1,000,000	1,127,210
5.75% 6/15/14 (MBIA Insured)	2,500,000	2,848,325
5.75% 6/15/15 (MBIA Insured)	4,105,000	4,670,135
Salem Gen. Oblig.:
5% 1/15/19 (FGIC Insured)	1,525,000	1,662,113
5% 1/15/20 (FGIC Insured)	1,350,000	1,455,516
Sandwich Gen. Oblig.:
5.375% 8/15/18 (MBIA Insured)	1,050,000	1,154,853
5.375% 8/15/19 (MBIA Insured)	1,050,000	1,148,511
5.375% 8/15/20 (MBIA Insured)	1,025,000	1,120,038
South Essex Swr. District Series A, 5.25% 6/15/24 (MBIA Insured)	2,810,000	2,998,635
Springfield Gen. Oblig.:
5.25% 1/15/16 (MBIA Insured)	2,195,000	2,462,241
5.25% 1/15/17 (MBIA Insured)	1,510,000	1,680,177
5.25% 1/15/18 (MBIA Insured)	1,000,000	1,116,460
5.25% 1/15/21 (MBIA Insured)	4,600,000	5,056,734
5.375% 8/1/17 (FGIC Insured)	1,875,000	2,087,400
5.5% 8/1/16 (FGIC Insured)	1,000,000	1,129,690
Sudbury Gen. Oblig. Series 2000 A, 5.125% 6/1/19	1,000,000	1,084,890
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Tantasqua Reg'l. School District 5.75% 8/15/11 (FSA Insured)	$ 2,530,000	$ 2,910,512
Taunton Indl. Dev. Fing. Auth. Indl. Dev. Rev. (Pepsi Cola Metropolitan Bottle Proj.) 5.65% 8/1/12	2,400,000	2,419,968
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2000 A:
5% 11/1/15	1,595,000	1,707,990
5.125% 11/1/16	2,025,000	2,205,873
Series 2004 A:
5.375% 11/1/16 (AMBAC Insured)	2,080,000	2,368,142
5.375% 11/1/17 (AMBAC Insured)	1,000,000	1,131,370
Univ. of Massachusetts Bldg. Auth. Proj. Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	6,165,000	7,019,037
Series B:
5.5% 11/1/11 (AMBAC Insured)	1,175,000	1,321,922
5.5% 11/1/12 (AMBAC Insured)	2,465,000	2,750,422
5.5% 11/1/13 (AMBAC Insured)	1,615,000	1,825,418
5.5% 11/1/14 (AMBAC Insured)	1,500,000	1,691,055
5.5% 11/1/15 (AMBAC Insured)	1,200,000	1,349,352
5.5% 11/1/16 (AMBAC Insured)	1,250,000	1,401,950
5.5% 11/1/17 (AMBAC Insured)	1,250,000	1,399,063
5.5% 11/1/18 (AMBAC Insured)	1,400,000	1,564,528
Sr. Series 2, 5.125% 11/1/19 (AMBAC Insured)	3,830,000	4,139,770
Univ. of Massachusetts Bldg. Auth. Rev. Series 2005 1:
5% 5/1/06 (AMBAC Insured) (a)	1,485,000	1,533,485
5% 5/1/11 (AMBAC Insured) (a)	1,200,000	1,315,548
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (FGIC Insured)	1,465,000	1,589,965
5.5% 8/15/13 (FGIC Insured)	1,285,000	1,462,266
5.5% 8/15/18 (FGIC Insured)	1,000,000	1,124,310
Series 2001 B, 5.5% 10/1/14 (FGIC Insured)	1,070,000	1,215,167
Series A:
5.5% 4/1/19 (FSA Insured)	4,000,000	4,450,680
5.75% 4/1/12 (FSA Insured)	2,935,000	3,326,676
5.75% 4/1/13 (FSA Insured)	3,035,000	3,472,617
5.75% 4/1/14 (FSA Insured)	3,120,000	3,563,134
		1,712,973,403
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 2.8%
Puerto Rico Commonwealth Gen. Oblig. Series A, 5.25% 7/1/18	$ 3,500,000	$ 3,826,445
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	1,000,000	1,045,520
Series Y, 5.5% 7/1/36 (MBIA Insured)	1,000,000	1,114,640
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	3,457,890
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	2,021,810
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	13,750,000	15,092,550
5.5% 10/1/40 (Escrowed to Maturity) (d)	16,600,000	18,146,954
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured) (a)	3,195,000	3,655,623
		48,361,432
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,657,643,989)	1,761,334,835
NET OTHER ASSETS - 0.0%	163,190
NET ASSETS - 100%	$ 1,761,498,025
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,656,738,785. Net unrealized appreciation aggregated $104,596,050, of which $106,291,911 related to appreciated investment securities and $1,695,861 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts Municipal Money Market Fund

October 31, 2004

MFS-QTLY-1204

1.809069.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.6%
	Principal Amount	Value
Massachusetts - 89.9%
Acton & Boxborough Reg'l. School District BAN 2% 12/10/04	$ 14,493,000	$ 14,505,500
Acushnet Gen. Oblig. BAN 3% 8/12/05	22,193,000	22,444,593
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 1.81%, LOC Fleet Bank NA, VRDN (a)(d)	3,730,000	3,730,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN:
Series MS 00 434, 1.76% (Liquidity Facility Morgan Stanley) (a)(e)	4,830,000	4,830,000
Series SG 75, 1.77% (Liquidity Facility Societe Generale) (a)(e)	13,480,000	13,480,000
Clipper Tax-Exempt Trust Participating VRDN Series 2003 8, 1.76% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	16,070,000	16,070,000
Dudley Charlton Reg'l. School District Participating VRDN Series PA 521, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,675,000	5,675,000
Franklin Gen. Oblig. BAN 1.75% 4/1/05	6,100,000	6,104,590
Harvard Gen. Oblig. BAN 2% 11/10/04	13,200,000	13,202,629
Lincoln-Sudbury Reg'l. School District BAN 3% 10/7/05	43,900,000	44,426,511
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series Eagle 2004 24 Class A, 1.79% (Liquidity Facility Citibank NA) (a)(e)	10,070,000	10,070,000
Series EGL 99 2101, 1.79% (Liquidity Facility Citibank NA, New York) (a)(e)	12,600,000	12,600,000
Series Merlots 00 H, 1.82% (Liquidity Facility Wachovia Bank NA) (a)(e)	24,930,000	24,930,000
Series MS 00 431, 1.76% (Liquidity Facility Morgan Stanley) (a)(e)	1,895,000	1,895,000
Series MS 98 107, 1.76% (Liquidity Facility Morgan Stanley) (a)(e)	5,565,000	5,565,000
Series PA 675, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,670,000	4,670,000
Series TOC 04 D, 1.79% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	7,800,000	7,800,000
Series 1999, 1.75%, VRDN (a)	25,715,000	25,715,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series EGL 04 0004, 1.79% (Liquidity Facility Citibank NA) (a)(e)	9,000,000	9,000,000
Series Merlots 04 B4, 1.82% (Liquidity Facility Wachovia Bank NA) (a)(e)	13,985,000	13,985,000
Series MS 01 723, 1.76% (Liquidity Facility Morgan Stanley) (a)(e)	26,145,000	26,145,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN: - continued
Series PT 1580, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 10,000,000	$ 10,000,000
Series PT 2081, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	24,890,000	24,890,000
Series ROC II R1034, 1.79% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	8,055,000	8,055,000
Massachusetts College Bldg. Auth. Proj. Rev. Participating VRDN:
Series Merlots 00 B11, 1.82% (Liquidity Facility Wachovia Bank NA) (a)(e)	8,185,000	8,185,000
Series PT 2077, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,260,000	5,260,000
Massachusetts Dev. Fin. Agcy. Assisted Living Facility Rev. (Whalers Cove Proj.) Series 2001 A, 1.84%, LOC Wachovia Bank NA, VRDN (a)(d)	2,750,000	2,750,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 1.79%, LOC Fleet Bank NA, VRDN (a)(d)	3,700,000	3,700,000
(Monkiewicz Realty Trust Proj.) 1.81%, LOC Fleet Bank NA, VRDN (a)(d)	5,790,000	5,790,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Georgetown Village Apts. Proj.) 1.84%, LOC Fannie Mae, VRDN (a)(d)	7,850,000	7,850,000
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series 1999, 1.84%, LOC Suntrust Bank, VRDN (a)(d)	2,500,000	2,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 1.81%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,235,000	7,235,000
(Boston Renaissance Charter School Proj.) 1.81%, LOC Fleet Nat'l. Bank, VRDN (a)	13,960,000	13,960,000
(Boston Univ. Proj.):
Series R1, 1.75% (XL Cap. Assurance, Inc. Insured), VRDN (a)	59,295,000	59,295,000
Series R3, 1.75% (XL Cap. Assurance, Inc. Insured), VRDN (a)	31,175,000	31,175,000
(Brooks School Issue Proj.) Series 1999 A, 1.74% (MBIA Insured), VRDN (a)	3,700,000	3,700,000
(Clark Univ. Issue Proj.) Series B, 1.77% (AMBAC Insured), VRDN (a)	14,710,000	14,710,000
(Draper Lab. Issue Proj.) Series 2000, 1.75% (MBIA Insured), VRDN (a)	31,300,000	31,300,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Ed. Lawrence Academy Proj.) Series A, 1.76%, LOC Fleet Nat'l. Bank, VRDN (a)	$ 5,000,000	$ 5,000,000
(Hockomock YMCA Issue Proj.) 1.75%, LOC Fleet Nat'l. Bank, VRDN (a)	9,295,000	9,295,000
(Lasell Village, Inc. Proj.) 1.76%, LOC Fleet Nat'l. Bank, VRDN (a)	10,750,000	10,750,000
(Neighborhood House Charter Proj.) Series A, 1.76%, LOC Fleet Nat'l. Bank, VRDN (a)	7,100,000	7,100,000
(Newton Country Day School Proj.) 1.76%, LOC Fleet Nat'l. Bank, VRDN (a)	8,000,000	8,000,000
(Thayer Academy Proj.) 1.76%, LOC Allied Irish Banks PLC, VRDN (a)	10,000,000	10,000,000
(WGBH Edl. Foundation Proj.) Series B, 1.77% (AMBAC Insured), VRDN (a)	28,300,000	28,300,000
(Worcester YMCA Proj.) Series 2001, 1.74%, LOC Suntrust Bank, VRDN (a)	3,800,000	3,800,000
(YMCA of Greater Boston Proj.) Series A, 1.8%, LOC Citizens Bank of Massachusetts, VRDN (a)	12,000,000	12,000,000
Series 2002 B, 1.75% 12/8/04, LOC Fleet Nat'l. Bank, CP	2,452,000	2,452,000
Series A:
1.76%, LOC Comerica Bank, Detroit, VRDN (a)	6,625,000	6,625,000
1.76%, LOC Fleet Nat'l. Bank, VRDN (a)	13,000,000	13,000,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 1.78%, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,000,000	3,000,000
Massachusetts Dev. Fin. Agcy. Sr. Living Facility Rev. (New England Deaconess Assoc. Proj.) 1.76%, LOC Lloyds TSB Bank PLC, VRDN (a)	14,495,000	14,495,000
Massachusetts Fed. Hwy. Participating VRDN:
Series PA 798, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,500,000	2,500,000
Series PT 393, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	18,565,000	18,565,000
Massachusetts Gen. Oblig.:
Bonds:
Series B, 4% 12/1/04	1,000,000	1,002,106
Series PT 1726, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)(f)	12,085,000	12,085,000
Series PT 1802, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)(f)	4,945,000	4,945,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series AAB 00 18, 1.76% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	$ 14,740,000	$ 14,740,000
Series AAB 02 18, 1.78% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	14,375,000	14,375,000
Series BA 01 O, 1.8% (Liquidity Facility Bank of America NA) (a)(e)	2,785,000	2,785,000
Series BA 02 C, 1.8% (Liquidity Facility Bank of America NA) (a)(e)	3,490,000	3,490,000
Series CDC 04 2, 1.77% (Liquidity Facility Cdc Fin.-Cdc Ixis) (a)(e)	12,715,000	12,715,000
Series EGL 00 2102, 1.79% (Liquidity Facility Citibank NA, New York) (a)(e)	7,400,000	7,400,000
Series EGL 01 2102, 1.79% (Liquidity Facility Citibank NA, New York) (a)(e)	14,835,000	14,835,000
Series EGL 01 2103, 1.79% (Liquidity Facility Citibank NA, New York) (a)(e)	38,500,000	38,500,000
Series EGL 01 2104, 1.79% (Liquidity Facility Citibank NA, New York) (a)(e)	16,100,000	16,100,000
Series EGL 01 2105, 1.79% (Liquidity Facility Citibank NA, New York) (a)(e)	35,585,000	35,585,000
Series EGL 02 6008, 1.79% (Liquidity Facility Citibank NA, New York) (a)(e)	7,860,000	7,860,000
Series EGL 03 0013, 1.79% (Liquidity Facility Citibank NA, New York) (a)(e)	16,830,000	16,830,000
Series EGL 03 7777, 1.79% (Liquidity Facility Citibank NA, New York) (a)(e)	26,565,000	26,565,000
Series EGL 04 0003, 1.79% (Liquidity Facility Citibank NA) (a)(e)	23,635,000	23,635,000
Series EGL 04 0005, 1.79% (Liquidity Facility Citibank NA) (a)(e)	1,650,000	1,650,000
Series EGL 04 0006, 1.79% (Liquidity Facility Citibank NA) (a)(e)	12,750,000	12,750,000
Series EGL 04 0008, 1.79% (Liquidity Facility Citibank NA) (a)(e)	14,850,000	14,850,000
Series Merlots 04 B12, 1.82% (Liquidity Facility Wachovia Bank NA) (a)(e)	7,725,000	7,725,000
Series Merlots 04 B3, 1.82% (Liquidity Facility Wachovia Bank NA) (a)(e)	23,480,000	23,480,000
Series Merlots A51, 1.82% (Liquidity Facility Wachovia Bank NA) (a)(e)	7,400,000	7,400,000
Series MS 01 535, 1.76% (Liquidity Facility Morgan Stanley) (a)(e)	19,136,000	19,136,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN: - continued
Series MS 01 574, 1.76% (Liquidity Facility Morgan Stanley) (a)(e)	$ 6,395,000	$ 6,395,000
Series MS 01 785 1.76% (Liquidity Facility Morgan Stanley) (a)(e)	8,575,000	8,575,000
Series MS 872, 1.78% (Liquidity Facility Morgan Stanley) (a)(e)	7,495,000	7,495,000
Series MS 902, 1.78% (Liquidity Facility Morgan Stanley) (a)(e)	9,995,000	9,995,000
Series MS 903, 1.78% (Liquidity Facility Morgan Stanley) (a)(e)	1,495,000	1,495,000
Series PA 1059, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,900,000	4,900,000
Series PT 1390, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,190,000	10,190,000
Series PT 1609, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,090,000	10,090,000
Series PT 1618, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,095,000	8,095,000
Series PT 1811, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,060,000	6,060,000
Series PT 1945, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	12,340,000	12,340,000
Series PT 2008, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,940,000	6,940,000
Series PT 2015, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,220,000	11,220,000
Series PT 2073, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,635,000	2,635,000
Series PT 2079, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	25,690,000	25,690,000
Series PT 2118, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,535,000	10,535,000
Series PT 2146, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,400,000	5,400,000
Series PT 2226, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	16,730,000	16,730,000
Series PT 2252, 1.77% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	11,360,000	11,360,000
Series PT 2289, 1.77% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	11,535,000	11,535,000
Series PT 2389, 1.77% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	11,930,000	11,930,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series PT 921, 1.77% (Liquidity Facility BNP Paribas SA) (a)(e)	$ 18,700,000	$ 18,700,000
Series PT 983, 1.77% (Liquidity Facility DEPFA BANK PLC) (a)(e)	25,800,000	25,800,000
Series Putters 300, 1.77% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	24,595,000	24,595,000
Series Putters 301, 1.77% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	19,585,000	19,585,000
Series Putters 317, 1.77% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	13,390,000	13,390,000
Series Putters 402, 1.77% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	30,475,000	30,475,000
Series Putters 462, 1.77% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(e)	9,085,000	9,085,000
Series ROC II 4526, 1.79% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,155,000	5,155,000
Series ROC II R1047, 1.79% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	8,585,000	8,585,000
Series ROC II R191, 1.79% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,995,000	5,995,000
Series ROC II R2042, 1.79% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,155,000	5,155,000
Series Stars 04 94, 1.77% (Liquidity Facility BNP Paribas SA) (a)(e)	10,975,000	10,975,000
Series Stars 80, 1.77% (Liquidity Facility BNP Paribas SA) (a)(e)	19,700,000	19,700,000
(Central Artery Proj.):
Series 2000 A, 1.74% (Liquidity Facility Landesbank Baden-Wuerttemberg), VRDN (a)	31,755,000	31,755,000
Series B, 1.74%, VRDN (a)	29,600,000	29,600,000
Series 1997 B, 1.75% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	53,100,000	53,100,000
Series 2001 B, 1.78% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	88,475,000	88,474,998
Series 2001 C, 1.78% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	13,090,000	13,090,000
Series 2001 G, 1.68% 11/15/04 (Liquidity Facility BNP Paribas SA), CP	21,300,000	21,300,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds Series PT 911, 1.12%, tender 3/3/05 (Liquidity Facility Danske Bank AS) (a)(e)(f)	10,410,000	10,410,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series 01 834, 1.79% (Liquidity Facility Morgan Stanley) (a)(e)	$ 28,300,000	$ 28,300,000
Series BA 02 D, 1.8% (Liquidity Facility Bank of America NA) (a)(e)	10,505,000	10,505,000
Series EGL 03 0009, 1.79% (Liquidity Facility Citibank NA, New York) (a)(e)	9,900,000	9,900,000
Series EGL 03 0050, 1.79% (Liquidity Facility Citibank NA, New York) (a)(e)	15,310,000	15,310,000
Series EGL 04 0013, 1.79% (Liquidity Facility Citibank NA) (a)(e)	9,100,000	9,100,000
Series EGL 04 39, 1.79% (Liquidity Facility Citibank NA) (a)(e)	23,000,000	23,000,000
Series EGL 04 44 Class A, 1.79% (Liquidity Facility Citibank NA) (a)(e)	26,975,000	26,975,000
Series EGL 96 2101, 1.79% (Liquidity Facility Citibank NA, New York) (a)(e)	17,000,000	17,000,000
Series EGL 97 2104, 1.79% (Liquidity Facility Citibank NA, New York) (a)(e)	17,500,000	17,500,000
Series Merlots 00 T, 1.82% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,975,000	3,975,000
Series Merlots 00 WW, 1.82% (Liquidity Facility Wachovia Bank NA) (a)(e)	14,660,000	14,660,000
Series Merlots 04 A14, 1.82% (Liquidity Facility Wachovia Bank NA) (a)(e)	6,315,000	6,315,000
Series Merlots 97 Y, 1.82% (Liquidity Facility Wachovia Bank NA) (a)(e)	6,500,000	6,500,000
Series MS 01 587, 1.76% (Liquidity Facility Morgan Stanley) (a)(e)	11,685,000	11,685,000
Series PA 595R, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,155,000	4,155,000
Series PT 2256, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,350,000	9,350,000
Series PT 904, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	31,405,000	31,405,000
Series ROC II R294, 1.79% (Liquidity Facility Citibank NA) (a)(e)	4,995,000	4,995,000
Series SG 27, 1.77% (Liquidity Facility Societe Generale) (a)(e)	11,435,000	11,435,000
Series SGA 65, 1.75% (Liquidity Facility Societe Generale) (a)(e)	9,660,000	9,660,000
Series SGB 42, 1.79% (Liquidity Facility Societe Generale) (a)(e)	27,080,000	27,080,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Bentley College Proj.) Series K, 1.75%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	$ 19,800,000	$ 19,800,000
(Boston Univ. Proj.) Series 2001 Q1, 1.75% (XL Cap. Assurance, Inc. Insured), VRDN (a)	32,200,000	32,200,000
(Endicott College Proj.) Series B, 1.75%, LOC Fleet Nat'l. Bank, VRDN (a)	15,225,000	15,225,000
(Home for Little Wanderers Proj.) Series B, 1.76%, LOC Fleet Bank NA, VRDN (a)	4,580,000	4,580,000
(Partners Health Care Sys., Inc. Proj.):
Series D5, 1.73%, VRDN (a)	11,650,000	11,650,000
Series D6, 1.74%, VRDN (a)	13,800,000	13,800,000
Series P1, 1.75% (FSA Insured), VRDN (a)	5,725,000	5,725,000
(Winchester Hosp. Proj.):
Series F, 1.79%, LOC Fleet Nat'l. Bank, VRDN (a)	15,170,000	15,170,000
Series G, 1.79%, LOC Fleet Nat'l. Bank, VRDN (a)	5,260,000	5,260,000
Massachusetts Hsg. Fin. Agcy.:
Participating VRDN Series PT 271, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,005,000	7,005,000
(Princeton Crossing LP Proj.) Series 1996, 1.76%, LOC Fannie Mae, VRDN (a)(d)	16,900,000	16,900,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Participating VRDN:
Series FRRI A13, 1.85% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	3,040,000	3,040,000
Series Merlots H, 1.82% (Liquidity Facility Wachovia Bank NA) (a)(e)	19,000,000	19,000,000
Series Putters 213, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,495,000	2,495,000
Series 2003 F, 1.75% (FSA Insured), VRDN (a)	29,000,000	29,000,000
Series 88, 1.78% (FSA Insured), VRDN (a)(d)	5,100,000	5,100,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 1.79%, LOC Fleet Bank NA, VRDN (a)(d)	2,400,000	2,400,000
(Abbott Box Co. Proj.) Series 1997, 1.81%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	3,205,000	3,205,000
(Barbour Corp. Proj.) Series 1998, 1.81%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	4,705,000	4,705,000
(BBB Esq. LLC Proj.) Series 1996, 1.79%, LOC Fleet Bank NA, VRDN (a)(d)	1,600,000	1,600,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 1.81%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	2,690,000	2,690,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.: - continued
(Brady Enterprises Proj.) Series 1996, 1.81%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	$ 2,650,000	$ 2,650,000
(Decas Cranberry Proj.) Series 1997, 1.81%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	4,875,000	4,875,000
(Heat Fab, Inc. Proj.) Series 1996, 1.82%, LOC Fleet Bank NA, VRDN (a)(d)	3,315,000	3,315,000
(Interpolymer Corp. Proj.) Series 1992, 1.79%, LOC Fleet Bank NA, VRDN (a)(d)	2,000,000	2,000,000
(Riverdale Mills Corp. Proj.) Series 1995, 1.79%, LOC Fleet Bank NA, VRDN (a)(d)	3,400,000	3,400,000
(United Plastics Proj.) Series 1997, 1.81%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	3,025,000	3,025,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
1.67% tender 11/12/04, CP mode	37,050,000	37,050,000
1.85% tender 12/3/04, CP mode	15,400,000	15,400,000
Series 1993 B, 1.7% tender 11/4/04, CP mode	30,050,000	30,050,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/05	14,900,000	14,690,661
Participating VRDN Series SG 56, 1.77% (Liquidity Facility Societe Generale) (a)(e)	11,100,000	11,100,000
(Heritage at Darmouth Proj.) Series 1996, 1.81%, LOC Fleet Bank NA, VRDN (a)(d)	4,815,000	4,815,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 1.76%, LOC Suntrust Bank, VRDN (a)	3,375,000	3,375,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 1.76%, LOC ABN-AMRO Bank NV, VRDN (a)	4,900,000	4,900,000
Series 1994 B, 1.76%, LOC ABN-AMRO Bank NV, VRDN (a)	6,000,000	6,000,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 1.76%, LOC Fleet Nat'l. Bank, VRDN (a)	3,230,000	3,230,000
(Southern New England School of Law Proj.) 1.76%, LOC Fleet Nat'l. Bank, VRDN (a)	1,360,000	1,360,000
(Youville Place Proj.) Series 1996, 1.82% (AMBAC Insured), VRDN (a)	4,800,000	4,800,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Participating VRDN Series MS 01 674, 1.76% (Liquidity Facility Morgan Stanley) (a)(e)	23,960,000	23,960,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev. Participating VRDN:
Series Merlots 00 Q, 2.12% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	$ 21,345,000	$ 21,345,000
Series PA 592, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,850,000	4,850,000
Series PA 600R, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,850,000	4,850,000
Series PT 895, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,930,000	5,930,000
Series ROC II R2031, 1.79% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	7,410,000	7,410,000
Series SGA 64, 1.85% (Liquidity Facility Societe Generale) (a)(d)(e)	8,705,000	8,705,000
Massachusetts Port Auth. Spl. Facilities Rev. Participating VRDN:
Series Putters 501Z, 1.83% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,680,000	5,680,000
Series ROC II R177, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)(e)	7,495,000	7,495,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 1.8%, LOC Gen. Elec. Cap. Corp., VRDN (a)(d)	37,100,000	37,100,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN:
Series Eagle 04 25 Class A, 1.79% (Liquidity Facility Citibank NA) (a)(e)	6,015,000	6,015,000
Series Merlots B19, 1.82% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,000,000	5,000,000
Massachusetts Spl. Oblig. Rev. Participating VRDN:
Series MSTC 7002, 1.82% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	4,995,000	4,995,000
Series PT 1427, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,090,000	10,090,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN:
Series MS 00 489, 1.76% (Liquidity Facility Morgan Stanley) (a)(e)	10,360,000	10,360,000
Series PA 672, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,840,000	6,840,000
Series PT 135, 1.77% (Liquidity Facility Lloyds TSB Bank PLC) (a)(e)	28,135,000	28,135,000
Series SG 124, 1.77% (Liquidity Facility Societe Generale) (a)(e)	21,505,000	21,505,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series Putters 140, 1.77% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 9,405,000	$ 9,405,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 1.8% (Liquidity Facility Bank of America NA) (a)(e)	19,932,000	19,932,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series CDC 04 3, 1.77% (Liquidity Facility Cdc Fin.-Cdc Ixis) (a)(e)	19,200,000	19,200,000
Series PT 1990, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,275,000	5,275,000
Series PT 2365, 1.77% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	21,655,000	21,655,000
Series PT 2366, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,625,000	5,625,000
Series PT 2368, 1.77% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	7,875,000	7,875,000
Series ROC II R1027, 1.79% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	7,965,000	7,965,000
Series ROC II R1036, 1.79% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	10,145,000	10,145,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 1.82% (Liquidity Facility Wachovia Bank NA) (a)(e)	11,800,000	11,800,000
Series MS 98 182, 1.76% (Liquidity Facility Morgan Stanley) (a)(e)	5,380,000	5,380,000
Series SGA 87, 1.75% (Liquidity Facility Societe Generale) (a)(e)	32,075,000	32,075,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series EGL 00 2103, 1.79% (Liquidity Facility Citibank NA, New York) (a)(e)	5,600,000	5,600,000
Series EGL 02 2101, 1.79% (Liquidity Facility Citibank NA, New York) (a)(e)	14,660,000	14,660,000
Series PA 637, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,625,000	4,625,000
Series PA 999R, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,210,000	5,210,000
Series PT 1382, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,585,000	6,585,000
Series PT 1774, 1.77% (Liquidity Facility WestLB AG) (a)(e)	10,365,000	10,365,000
Series 1997 B, 1.75% (AMBAC Insured), VRDN (a)	13,680,000	13,680,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth.: - continued
Series 1998 D, 1.75% (FGIC Insured), VRDN (a)	$ 30,000,000	$ 30,000,000
Series 2000 B, 1.75% (FGIC Insured), VRDN (a)	28,880,000	28,880,000
Medford Gen. Oblig. BAN 3% 4/1/05	10,000,000	10,047,320
Medway Gen. Oblig. BAN 3% 10/7/05	16,299,646	16,480,062
Melrose Gen. Oblig. BAN 3% 8/11/05	11,015,000	11,139,433
Milton Gen. Oblig. BAN 1.75% 3/11/05	10,000,000	10,025,714
North Andover Gen. Oblig. BAN 3% 10/7/05	32,722,000	33,084,112
North Middlesex Reg'l. School District BAN 3% 6/30/05	17,550,000	17,689,862
Norwell Gen. Oblig. BAN 2% 2/17/05	17,000,000	17,043,649
Old Rochester Reg'l. School District BAN 2.5% 2/18/05	18,900,000	18,949,868
Pembroke Gen. Oblig. BAN 3% 8/4/05	15,000,000	15,157,411
Route 3 North Trans. Impt. Assoc. Lease Rev.:
Participating VRDN:
Series AAB 00 14, 1.76% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	19,900,000	19,900,000
Series EGL 01 2101, 1.79% (Liquidity Facility Citibank NA, New York) (a)(e)	7,600,000	7,600,000
Series ROC II R26, 1.79% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	11,285,000	11,285,000
Series B, 1.74% (AMBAC Insured), VRDN (a)	36,000,000	36,000,000
Springfield Gen. Oblig. BAN 3% 7/8/05	7,332,000	7,392,422
Tyngsborough Gen. Oblig. BAN 3% 8/17/05	17,750,000	17,905,313
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Participating VRDN:
Series ROC II 4044, 1.79% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	9,540,000	9,540,000
Series ROC II R4555, 1.79% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,990,000	5,990,000
Watertown Gen. Oblig. BAN 1.25% 11/12/04	4,200,000	4,200,184
		3,108,071,938
Puerto Rico - 1.9%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 01 A107, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(e)	19,045,000	19,045,000
Series MS 934, 1.76% (Liquidity Facility Morgan Stanley) (a)(e)	16,640,000	16,640,000
Series ROC II R185, 1.77% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Grant Anticipation Rev. Participating VRDN Series ROC II R5034, 1.77% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	$ 13,635,000	$ 13,635,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series PA 1044, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,745,000	8,745,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series PA 645, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,400,000	4,400,000
		64,465,000
Other - 7.8%
Fidelity Municipal Cash Central Fund, 1.77% (b)(c)	268,856,013	268,856,013
TOTAL INVESTMENT PORTFOLIO - 99.6%		3,441,392,951
NET OTHER ASSETS - 0.4%		14,748,618
NET ASSETS - 100%		$ 3,456,141,569
Total Cost for Federal Income Tax Purposes $ 3,441,392,951
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,440,000 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds: Series PT 1726, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/27/03	$ 12,085,000
Series PT 1802, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	4/3/03	$ 4,945,000
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series PT 911, 1.12%, tender 3/3/05 (Liquidity Facility Danske Bank AS)	2/5/04	$ 10,410,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Massachusetts Municipal
Money Market Fund

October 31, 2004

SMA-QTLY-1204

1.809100.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.0%
	Principal Amount	Value
Massachusetts - 90.5%
Acton & Boxborough Reg'l. School District BAN 2% 12/10/04	$ 4,500,000	$ 4,503,881
Acushnet Gen. Oblig. BAN 3% 8/12/05	6,000,000	6,068,020
Clipper Tax-Exempt Trust Participating VRDN Series 2003 8, 1.76% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	4,900,000	4,900,000
Harvard Gen. Oblig. BAN 2% 11/10/04	4,300,000	4,300,856
Haverhill Gen. Oblig. BAN Series B, 2% 12/3/04 (BPA Fleet Nat'l. Bank)	4,387,500	4,390,532
Lincoln-Sudbury Reg'l. School District BAN 3% 10/7/05	12,100,000	12,245,120
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series Eagle 2004 24 Class A, 1.79% (Liquidity Facility Citibank NA) (a)(d)	2,800,000	2,800,000
Series EGL 04 31 Class A, 1.79% (Liquidity Facility Citibank NA) (a)(d)	5,000,000	5,000,000
Series EGL 99 2101, 1.79% (Liquidity Facility Citibank NA, New York) (a)(d)	4,645,000	4,645,000
Series Merlots 00 H, 1.82% (Liquidity Facility Wachovia Bank NA) (a)(d)	8,400,000	8,400,000
Series PT 2250, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,350,000	6,350,000
Series Toc 04 D, 1.79% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	2,200,000	2,200,000
Series 1999, 1.75%, VRDN (a)	11,400,000	11,400,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series MS 01 723, 1.76% (Liquidity Facility Morgan Stanley) (a)(d)	8,300,000	8,300,000
Series PT 1580, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,430,000	9,430,000
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN Series MS 974, 1.78% (Liquidity Facility Morgan Stanley) (a)(d)	2,781,500	2,781,500
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 1.81%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,000,000	4,000,000
(Boston Renaissance Charter School Proj.) 1.81%, LOC Fleet Nat'l. Bank, VRDN (a)	9,200,000	9,200,000
(Boston Univ. Proj.) Series R3, 1.75% (XL Cap. Assurance, Inc. Insured), VRDN (a)	2,585,000	2,585,000
(Saint Mark's School Proj.) 1.75%, LOC Fleet Nat'l. Bank, VRDN (a)	16,700,000	16,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.:
Participating VRDN:
Series AAB 00 18, 1.76% (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	$ 4,600,000	$ 4,600,000
Series AAB 02 18, 1.78% (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	4,500,000	4,500,000
Series EGL 00 2102, 1.79% (Liquidity Facility Citibank NA, New York) (a)(d)	2,500,000	2,500,000
Series EGL 01 2102, 1.79% (Liquidity Facility Citibank NA, New York) (a)(d)	4,300,000	4,300,000
Series EGL 01 2103, 1.79% (Liquidity Facility Citibank NA, New York) (a)(d)	11,685,000	11,685,000
Series EGL 01 2104, 1.79% (Liquidity Facility Citibank NA, New York) (a)(d)	4,690,000	4,690,000
Series EGL 01 2105, 1.79% (Liquidity Facility Citibank NA, New York) (a)(d)	11,700,000	11,700,000
Series EGL 03 7777, 1.79% (Liquidity Facility Citibank NA, New York) (a)(d)	8,100,000	8,100,000
Series EGL 04 0003, 1.79% (Liquidity Facility Citibank NA) (a)(d)	7,200,000	7,200,000
Series EGL 04 0007, 1.79% (Liquidity Facility Citibank NA) (a)(d)	9,900,000	9,900,000
Series Merlots 04 B12, 1.82% (Liquidity Facility Wachovia Bank NA) (a)(d)	2,200,000	2,200,000
Series Merlots 04 B3, 1.82% (Liquidity Facility Wachovia Bank NA) (a)(d)	6,495,000	6,495,000
Series Merlots A51, 1.82% (Liquidity Facility Wachovia Bank NA) (a)(d)	7,210,000	7,210,000
Series MS 01 535, 1.76% (Liquidity Facility Morgan Stanley) (a)(d)	6,400,000	6,400,000
Series MS 903, 1.78% (Liquidity Facility Morgan Stanley) (a)(d)	6,500,000	6,500,000
Series PT 1945, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,205,000	4,205,000
Series PT 2008, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,200,000	4,200,000
Series PT 2079, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,900,000	7,900,000
Series PT 2265, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,000,000	10,000,000
Series PT 2279, 1.77% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	5,350,000	5,350,000
Series PT 2299, 1.77% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	5,175,000	5,175,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 2332, 1.77% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	$ 5,450,000	$ 5,450,000
Series PT 2367, 1.77% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	5,565,000	5,565,000
Series PT 391, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	12,130,000	12,130,000
Series PT 921, 1.77% (Liquidity Facility BNP Paribas SA) (a)(d)	5,430,000	5,430,000
Series PT 983, 1.77% (Liquidity Facility DEPFA BANK PLC) (a)(d)	7,395,000	7,395,000
Series PT 987, 1.77% (Liquidity Facility DEPFA BANK PLC) (a)(d)	8,140,000	8,140,000
Series Putters 301, 1.77% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(d)	4,680,000	4,680,000
Series Putters 462, 1.77% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(d)	2,580,000	2,580,000
Series ROC II R100, 1.79% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	9,995,000	9,995,000
Series ROC II R102, 1.79% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	4,865,000	4,865,000
Series ROC II R143, 1.79% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	4,995,000	4,995,000
Series SG 126, 1.77% (Liquidity Facility Societe Generale) (a)(d)	3,255,000	3,255,000
Series Stars 100, 1.77% (Liquidity Facility BNP Paribas SA) (a)(d)	7,740,000	7,740,000
Series Stars 105, 1.77% (Liquidity Facility BNP Paribas SA) (a)(d)	5,465,000	5,465,000
Series Stars 80, 1.77% (Liquidity Facility BNP Paribas SA) (a)(d)	5,700,000	5,700,000
(Central Artery Proj.) Series 2000 A, 1.74% (Liquidity Facility Landesbank Baden-Wuerttemberg), VRDN (a)	20,300,000	20,300,000
Series 1997 B, 1.75% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	21,250,000	21,250,000
Series 2001 B, 1.78% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	30,210,000	30,210,000
Series 2001 G, 1.68% 11/15/04 (Liquidity Facility BNP Paribas SA), CP	5,800,000	5,800,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series 01 834, 1.79% (Liquidity Facility Morgan Stanley) (a)(d)	8,700,000	8,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series EGL 03 0018, 1.79% (Liquidity Facility Citibank NA, New York) (a)(d)	$ 9,995,000	$ 9,995,000
Series EGL 03 0050, 1.79% (Liquidity Facility Citibank NA, New York) (a)(d)	4,700,000	4,700,000
Series EGL 04 39, 1.79% (Liquidity Facility Citibank NA) (a)(d)	6,180,000	6,180,000
Series EGL 96 2101, 1.79% (Liquidity Facility Citibank NA, New York) (a)(d)	5,975,000	5,975,000
Series EGL 97 2104, 1.79% (Liquidity Facility Citibank NA, New York) (a)(d)	5,000,000	5,000,000
Series Merlots 00 T, 1.82% (Liquidity Facility Wachovia Bank NA) (a)(d)	1,580,000	1,580,000
Series Merlots 00 WW, 1.82% (Liquidity Facility Wachovia Bank NA) (a)(d)	4,800,000	4,800,000
Series Merlots 97 Y, 1.82% (Liquidity Facility Wachovia Bank NA) (a)(d)	4,435,000	4,435,000
Series PA 595R, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,000,000	4,000,000
Series PT 904, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,360,000	9,360,000
Series SGB 42, 1.79% (Liquidity Facility Societe Generale) (a)(d)	8,700,000	8,700,000
(Cap. Asset Prog.) Series B, 1.72% (MBIA Insured), VRDN (a)	3,000,000	3,000,000
(Endicott College Proj.) Series B, 1.75%, LOC Fleet Nat'l. Bank, VRDN (a)	7,700,000	7,700,000
(Home for Little Wanderers Proj.) Series B, 1.76%, LOC Fleet Bank NA, VRDN (a)	2,400,000	2,400,000
(Partners Health Care Sys., Inc. Proj.):
Series D5, 1.73%, VRDN (a)	9,635,000	9,635,000
Series P2, 1.74% (FSA Insured), VRDN (a)	37,400,000	37,400,000
(Williams College Proj.) Series E, 1.76%, VRDN (a)	6,400,000	6,400,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Participating VRDN Series Merlots H, 1.82% (Liquidity Facility Wachovia Bank NA) (a)(d)	8,375,000	8,375,000
Series 2003 F, 1.75% (FSA Insured), VRDN (a)	39,035,000	39,035,000
Massachusetts Indl. Fin. Agcy. Health Care Facilities Auth. (Jewish Geriatric Svs. Proj.) 1.8%, LOC Fleet Bank NA, VRDN (a)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
1.67% tender 11/12/04, CP mode	$ 28,000,000	$ 28,000,000
1.85% tender 12/3/04, CP mode	4,700,000	4,700,000
Series 1993 B, 1.7% tender 11/4/04, CP mode	9,200,000	9,200,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/05	9,300,000	9,168,590
Participating VRDN Series SG 56, 1.77% (Liquidity Facility Societe Generale) (a)(d)	7,025,000	7,025,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 1.76%, LOC Suntrust Bank, VRDN (a)	2,100,000	2,100,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 1.76%, LOC ABN-AMRO Bank NV, VRDN (a)	2,900,000	2,900,000
Series 1994 B, 1.76%, LOC ABN-AMRO Bank NV, VRDN (a)	4,100,000	4,100,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 1.76%, LOC Fleet Nat'l. Bank, VRDN (a)	4,140,000	4,140,000
(Southern New England School of Law Proj.) 1.76%, LOC Fleet Nat'l. Bank, VRDN (a)	1,300,000	1,300,000
(Youville Place Proj.) Series 1996, 1.82% (AMBAC Insured), VRDN (a)	4,000,000	4,000,000
Massachusetts Port Auth. Rev. Participating VRDN Series PA 599R, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,850,000	4,850,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN:
Series MS 827, 1.76% (Liquidity Facility Morgan Stanley) (a)(d)	8,495,000	8,495,000
Series SG 124, 1.77% (Liquidity Facility Societe Generale) (a)(d)	16,985,000	16,985,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series PA 581R, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	19,885,000	19,885,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 1.8% (Liquidity Facility Bank of America NA) (a)(d)	15,250,000	15,250,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series CDC 04 3, 1.77% (Liquidity Facility CDC Fin.-CDC Ixis) (a)(d)	5,315,000	5,315,000
Series PT 2365, 1.77% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	5,900,000	5,900,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN Series Merlots 99 N, 1.82% (Liquidity Facility Wachovia Bank NA) (a)(d)	$ 5,070,000	$ 5,070,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series EGL 02 2101, 1.79% (Liquidity Facility Citibank NA, New York) (a)(d)	4,600,000	4,600,000
Series ROC II R252, 1.79% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	6,585,000	6,585,000
Series 1998 D, 1.75% (FGIC Insured), VRDN (a)	7,700,000	7,700,000
Series 2000 B, 1.75% (FGIC Insured), VRDN (a)	15,975,000	15,975,000
Melrose Gen. Oblig. BAN 3% 8/11/05	3,000,000	3,033,890
Milton Gen. Oblig. BAN 1.75% 3/11/05	3,000,000	3,007,714
North Andover Gen. Oblig. BAN 3% 10/7/05	9,200,000	9,301,810
North Middlesex Reg'l. School District BAN 3% 6/30/05	4,900,000	4,939,050
Northborough-Southboro Reg'l. School District BAN 3% 10/27/05	14,201,000	14,356,332
Old Rochester Reg'l. School District BAN 2.5% 2/18/05	5,300,000	5,313,984
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 1.76% (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	6,535,000	6,535,000
Series EGL 01 2101, 1.79% (Liquidity Facility Citibank NA, New York) (a)(d)	2,200,000	2,200,000
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Participating VRDN Series ROC II 2038, 1.79% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	5,130,000	5,130,000
		874,386,279
Puerto Rico - 7.8%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 01 A107, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(d)	24,685,000	24,685,000
Series MS 896, 1.78% (Liquidity Facility Morgan Stanley) (a)(d)	2,657,500	2,657,500
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series 2000 A15, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(d)	15,415,000	15,415,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Bonds Series PA 1223, 1.3%, tender 11/18/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	3,310,000	3,310,000
Participating VRDN:
Series Merlots B03, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(d)	9,985,000	9,985,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Participating VRDN:
Series MS 897, 1.78% (Liquidity Facility Morgan Stanley) (a)(d)	$ 2,495,000	$ 2,495,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 2.1%, LOC Banco Santander Central Hispano SA, VRDN (a)	1,200,000	1,200,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series PA 645, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,460,000	2,460,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN Series Stars 97, 1.76% (Liquidity Facility BNP Paribas SA) (a)(d)	13,630,000	13,630,000
		75,837,500
Other - 0.7%
Fidelity Tax-Free Cash Central Fund, 1.74% (b)(c)	6,400,200	6,400,200
TOTAL INVESTMENT PORTFOLIO - 99.0%		956,623,979
NET OTHER ASSETS - 1.0%		9,557,922
NET ASSETS - 100%		$ 966,181,901
Total Cost for Federal Income Tax Purposes $ 956,623,979
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,310,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Bonds Series PA 1223, 1.3%, tender 11/18/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	11/21/03	$ 3,310,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 20, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	December 20, 2004